Property and Equipment (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Property and Equipment [Abstract]
Equipment impairment charge	$ 0	$ 0	$ 2,672,581	$ 0